Other Current and Non-current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of period	$ 1,756	$ 1,524
Additions or increase in estimates	2,773	2,397
Releases or decrease in estimates	(2,538)	(2,168)
Reclassifications	4	113
Accretion expense	(28)	(122)
Foreign currency translation	(10)	12
Balance at end of period	1,957	1,756
Current provisions	659	759
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	369
Additions or increase in estimates	267
Releases or decrease in estimates	(62)
Reclassifications	(19)
Accretion expense	(1)
Foreign currency translation	(1)
Balance at end of period	553	369
Environmental liability [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	275
Additions or increase in estimates	1
Releases or decrease in estimates	(2)
Foreign currency translation	2
Balance at end of period	276	275
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	27
Additions or increase in estimates	31
Releases or decrease in estimates	(9)
Reclassifications	17
Accretion expense	(1)
Foreign currency translation	(17)
Balance at end of period	48	27
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	91
Releases or decrease in estimates	(23)
Foreign currency translation	(31)
Balance at end of period	37	91
Current provisions	7
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	994
Additions or increase in estimates	2,474
Releases or decrease in estimates	(2,442)
Reclassifications	6
Accretion expense	(26)
Foreign currency translation	37
Balance at end of period	1,043	$ 994
Current provisions	$ 652